UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885

                                   Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL                    60069

                (Address of principal executive offices)                            (Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (224) 737-7000

Date of fiscal year end:        December 31, 2019

Date of reporting period:     June 30, 2019

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Alight Money Market Fund	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Annualized Expense Ratio†	Expenses Paid During Period* (01/01/19 to 06/30/19)
Actual	$1,000.00	$1,008.92	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$685,377,471

Total Assets	$685,377,471

LIABILITIES
Payables:
Administration fees	389,305
Accrued shareholder servicing fees	400,311
Income dividend	2,254
Printing fees	24,591
Other accrued expenses	49,175

Total Liabilities	865,636

NET ASSETS	$684,511,835

Net assets consist of:
Paid-in capital	$684,488,020
Accumulated earnings	23,815

NET ASSETS	$684,511,835

Shares outstanding	684,486,908

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM THE MASTER PORTFOLIO
Interest	$7,653,563
Expenses[1]	(219,736)

Net investment income allocated from the Master Portfolio	7,433,827

FUND EXPENSES (Note 4)
Administration fees	1,409,843
Shareholder servicing fees	783,246
Printing costs	45,462
Registration costs	76,396
Trustees fees	65,135
Audit fees fees	18,749
Legal fees	30,768
Fund accounting and transfer agent fee	38,147
Miscellaneous	362

Total fund expenses	2,468,108

Fees reimbursed by Alight Solutions LLC (Note 4)	(651,403)

Total net expenses	1,816,705

NET INVESTMENT INCOME	5,617,122

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	21,908

Net gain on investments	21,908

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,639,030

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $97,824.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended June 30, 2019 (Unaudited)	For The Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,617,122	$7,052,217
Net realized gain	21,908	15,605

Net increase in net assets resulting from operations	5,639,030	7,067,822

Distributions to shareholders	(5,617,129)	(7,064,263)

Capital share transactions (Note 6):
Net capital share transactions	42,465,664	85,710,116

Net increase in net assets resulting from capital share transactions	42,465,664	85,710,116

Increase in net assets	42,487,565	85,713,675
NET ASSETS:
Beginning of Period	642,024,270	556,310,595

End of Period	$684,511,835	$642,024,270

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.01		0.01		0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)
Net realized gain (loss)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)

Total from investment operations	0.01		0.01		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	(0.01)		(0.01)		(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)
Net realized gain	–		(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)

Total distributions	(0.01)		(0.01)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.89	%(2)	1.19%		0.19%		0.06%		0.03%		0.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$684,512		$642,024		$556,311		$717,893		$770,327		$834,305
Ratio of net expenses to average net assets(3),(4)	0.65	%(5)	0.69%		0.71%		0.40%		0.25%		0.21%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(3)	0.89	%(5)	0.88%		0.93%		0.95%		0.96%		0.97%
Ratio of net investment income to average net assets(3),(4)	1.79	%(5)	1.19%		0.17%		0.05%		0.03%		0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses(3)	1.55	%(5)	1.00%		(0.05)%		(0.50)%		(0.68)%		(0.74)%

(1)	Rounds to less than $0.01 or ($0.01).
(2)	Not annualized.
(3)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(4)

Ratios for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

(5)	Annualized.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (5.77% of total Master Portfolio net assets as of June 30, 2019).

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses; daily allocations to the fund are based on its relative net assets. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. Prior to June 30, 2017, the Fund paid Alight Solutions a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% (Prior to June 30, 2017, the annual rates as a percentage of average daily net assets of the Fund was 0.95%.) of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2019, Alight Solutions reimbursed the Fund $651,403 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the six months ended June 30, 2019, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

On December 31, 2018, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

2019	2020	2021
$6,107,452	$2,138,267	$938,529

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2019.

As of December 31, 2018, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of capital and other gains of $1,914, for net accumulated earnings of $1,914.

The tax character of distributions paid during 2018 for the Fund was ordinary income of $7,064,263 and short-term capital gain of $12,045, respectively.

As of December 31, 2018, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of June 30, 2019, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

6.	Capital Share Transactions

As of June 30, 2019, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	155,328,082	$155,328,082	408,826,893	$408,826,893
Shares issued in reinvestments of dividends	5,629,176	5,629,176	7,043,184	7,043,184
Shares redeemed	(118,491,594)	(118,491,594)	(330,159,961)	(330,159,961)

Net increase	42,465,664	$42,465,664	85,710,116	$85,710,116

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2019. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

ALIGHT MONEY MARKET FUND

ADDITIONAL INFORMATION

The Fund filed its complete schedule of portfolio holdings with the Commission for the first quarter of the fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

June 30, 2019 (Unaudited)

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	65%
U.S. Treasury Obligations	34
Other Assets and Liabilities	1

SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2019	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations – 33.3%
U.S. Treasury Bills(a):
2.25%, 07/02/19	$313,295	$313,275,795
2.43%, 07/09/19	239,000	238,873,591
2.06%, 07/16/19	94,015	93,935,867
2.51%, 07/25/19	48,660	48,580,794
2.52%, 08/15/19	22,540	22,470,967
2.52%, 08/22/19	170,570	169,965,136
2.44%, 08/29/19	450,000	448,248,839
2.46%, 10/31/19	207,180	205,503,832
2.40%, 11/14/19	77,835	77,149,780
2.32%, 11/29/19	111,760	110,703,015
2.28%, 12/05/19	191,680	189,822,558
2.19%, 12/19/19	223,765	221,502,513
2.57%, 01/30/20	33,470	32,976,899
2.46%, 02/27/20	30,885	30,392,912
2.44%, 04/23/20	168,870	165,582,097
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.06%), 1.38% - 2.16%, 07/31/19(b)	103,525	103,514,781
1.00%, 09/30/19	7,415	7,387,124
2.14%, 10/31/19(c)	58,025	58,027,486
3.38%, 11/15/19	48,750	48,941,434
2.10%, 01/31/20(c)	692,960	692,879,820
2.13%, 04/30/20(c)	146,470	146,483,284
2.14%, 07/31/20(c)	70,000	69,999,996

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
2.14%, 10/31/20(c)	50,000	49,930,390
2.21%, 01/31/21(c)	226,250	226,164,159
2.24%, 04/30/21(c)	183,440	183,423,011

Total U.S. Treasury Obligations – 33.3% (Cost – $ 3,955,736,080)		3,955,736,080

Total Repurchase Agreements – 65.3% (Cost – $ 7,756,782,821)		7,756,782,821

Total Investments – 98.6% (Cost – $11,712,518,901)*		11,712,518,901
Other Assets Less Liabilities – 1.4%		165,997,163

Net Assets – 100.0%		$11,878,516,064

*	Cost for U.S. federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia	2.47%	06/28/19	07/01/19	$18,280	$18,280	$18,283,763	U.S. Treasury Obligation, 0.38% to 3.38%, due 7/15/23 to 11/15/48	$16,825,100	$18,649,467

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2019	Treasury Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Capital, Inc.	2.50		06/28/19	07/01/19	$1,370,000	$1,370,000	$1,370,285,417	U.S. Treasury Obligation, 2.13% to 3.13%, due 8/15/21 to 8/15/44	$1,335,146,300	$1,397,400,052
BNP Paribas Securities Corp.	2.49		06/28/19	07/01/19	321,000	321,000	321,066,608	U.S. Treasury Obligation, 0.00% to 3.38%, due 4/23/20 to 2/15/48	299,045,773	327,420,063
Citigroup Global Markets, Inc.	2.49	(a)	06/28/19	07/01/19	248,000	248,000	248,051,460	U.S. Treasury Obligation, 1.38% to 3.75%, due 8/15/43 to 8/15/44	222,258,141	252,960,166
Credit Agricole Corp.	2.50	(a)	06/28/19	07/01/19	450,000	450,000	450,093,750	U.S. Treasury Obligation, 2.00% to 3.00%, due 5/31/21 to 8/15/48	413,289,000	459,000,050
HSBC Securities (USA), Inc.	2.50		06/28/19	07/01/19	163,000	163,000	163,033,958	U.S. Treasury Obligation, 0.00%, due 2/15/23	187,111,959	166,260,000
HSBC Securities (USA), Inc.	2.50	(b)	06/28/19	07/01/19	200,000	200,000	200,041,667	U.S. Treasury Obligation, 0.13% to 1.88%, due 10/15/19 to 4/15/24	200,741,400	204,000,003

Total HSBC Securities (USA), Inc.						$363,000				$370,260,003

J.P. Morgan Securities LLC	2.56		06/28/19	07/01/19	266,285	266,285	266,341,244	U.S. Treasury Obligation, 1.38%, due 4/30/21	266,284,436	264,953,014
	2.56		06/28/19	07/01/19	276,348	276,348	276,406,993	U.S. Treasury Obligation, 2.25%, due 11/15/27	276,348,039	283,256,740
	2.56		06/28/19	07/01/19	297,046	297,046	297,109,326	U.S. Treasury Obligation, 2.75%, due 8/31/25	297,045,956	315,240,021
	2.56		06/28/19	07/01/19	160,322	160,322	160,356,629	U.S. Treasury Obligation, 3.13%, due 2/15/43	160,322,427	180,362,730

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2019	Treasury Money Market Master Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
J.P. Morgan Securities LLC	2.91%		06/28/19	07/01/19	$200,001	$200,001	$200,049,402	U.S. Treasury Obligation, 2.88%, due 8/15/45	$200,000,902	$215,500,972
	3.03		06/28/19	07/01/19	249,562	249,562	249,624,779	U.S. Treasury Obligation, 2.88%, due 7/31/25	249,561,765	267,031,088
	3.03		06/28/19	07/01/19	50,439	50,439	50,451,854	U.S. Treasury Obligation, 2.63%, due 12/31/23	50,439,118	52,961,074

Total J.P. Morgan Securities LLC						$1,500,003				$1,579,305,639

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.48		06/28/19	07/01/19	17,000	17,000	17,003,513	U.S. Treasury Obligation, 0.00% to 2.13%, due 2/15/40 to 2/15/41	17,773,807	17,340,000
Mufg Securities Americas Inc.	2.49		06/28/19	07/01/19	150,000	150,000	150,031,125	U.S. Treasury Obligation, 0.38% to 3.13%, due 7/15/23 to 5/15/48	140,744,400	153,000,057
Natixis SA	2.50		06/28/19	07/01/19	150,000	150,000	150,031,250	U.S. Treasury Obligation, 0.13% to 2.88%, due 11/30/19 to 11/15/27	149,406,800	153,000,021
Natixis SA	2.50	(b)	06/28/19	07/01/19	290,000	290,000	290,060,417	U.S. Treasury Obligation, 0.75% to 3.75%, due 8/31/23 to 2/15/49	223,284,900	295,800,043

Total Natixis SA						$440,000				$448,800,064

SG Americas Securities LLC	2.48		06/28/19	07/01/19	788,500	788,500	788,662,957	U.S. Treasury Obligation, 0.00% to 8.75%, due 7/01/19 to 11/15/48	855,021,840	804,270,000
TD Securities (USA) LLC	2.50		06/28/19	07/01/19	91,000	91,000	91,018,958	U.S. Treasury Obligation, 2.88%, due 11/30/23	88,402,600	92,820,030
Wells Fargo Securities LLC	2.50		06/28/19	07/01/19	2,000,000	2,000,000	2,000,416,667	U.S. Treasury Obligation, 0.75% to 6.75%, due 7/31/19 to 2/15/49	1,884,017,400	2,040,000,053

Total						$7,756,783				$7,961,225,644

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2019	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$–	$11,712,518,901	$–	$11,712,518,901

(a)	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

ASSETS
Investments at value – unaffiliated(a)	$3,955,736,080
Repurchase agreements at value(b)	7,756,782,821
Cash	14,417
Receivables:
Investments sold – unaffiliated	158,243,381
Interest – unaffiliated	8,545,760

Total assets	11,879,322,459

LIABILITIES
Payables:
Investment advisory fees	782,244
Trustees’ fees	14,976
Other accrued expenses	9,175

Total liabilities	806,395

NET ASSETS	$11,878,516,064

NET ASSETS CONSIST OF
Investors’ capital	$11,878,516,064
Net unrealized appreciation (depreciation)	–

NET ASSETS	$11,878,516,064

(a) Investments at cost – unaffiliated	$3,955,736,080
(b) Repurchase agreements at cost – unaffiliated	$7,756,782,821

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest – unaffiliated	$118,205,494
EXPENSES
Investment advisory	4,853,496
Independent Trustees	42,191
Professional	12,229

Total expenses	4,907,916
Less fees waived and/or reimbursed by the Manager	(1,510,469)

Total expenses after fees waived and/or reimbursed	3,397,447

Net investment income	114,808,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments	332,406
Net change in unrealized appreciation/depreciation on investments	–

Net realized and unrealized gain	332,406

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,140,453

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 06/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$114,808,047	$152,172,022
Net realized gain	332,406	181,799
Net change in unrealized appreciation (depreciation)	–	–

Net increase in net assets resulting from operations	115,140,453	152,353,821

CAPITAL TRANSACTIONS
Proceeds from contributions	98,554,807,929	130,455,316,898
Value of withdrawals	(94,843,869,396)	(131,903,567,464)

Net increase (decrease) in net assets derived from capital transactions	3,710,938,533	(1,448,250,566)

NET ASSETS
Total increase (decrease) in net assets	3,826,078,986	(1,295,896,745)
Beginning of period	8,052,437,078	9,348,333,823

End of period	$11,878,516,064	$8,052,437,078

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended 06/30/19 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Total Return
Total return	1.18	%(a)	1.81%	0.84%	0.32%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.07%	0.07%	0.07%	0.06%

Net investment income	2.37	%(b)	1.76%	0.87%	0.31%	0.04%	0.00%

Supplemental Data
Net assets, end of period (000)	$11,878,516		$8,052,437	$9,348,334	$6,067,065	$3,450,181	$3,857,554

(a)	Aggregate total return.
(b)	Annualized.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP. Treasury Money Market Master Portfolio (the “Master Portfolio”), is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master Portfolio, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through April 30, 2020. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was as follows:

Treasury Money Market Master Portfolio	$1,456,049

The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager under this agreement.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2020. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was as follows:

Treasury Money Market Master Portfolio	$54,420

Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

6.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

7.	PRINCIPAL RISK

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Portfolio. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of Master Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with the representative feeder fund’s Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the representative feeder fund ranked in the first quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the representative feeder fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the MIP

400 Howard Street

San Francisco, CA 94105

Alight Series Trust

Alight Money Market Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Alight Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date: 8/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date: 8/29/19

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date: 8/29/19